SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Available-for-sale securities, Fair Value	$ 189	$ 203
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	807	1,033
Valuation Technique(s)	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales
Range (Weighted Average)	4.3
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member] | Maximum [Member]
Range (Weighted Average)	19.8
Impaired Loans [Member] | Residential Real Estate One To Four Family [Member] | Minimum [Member]
Range (Weighted Average)	3.1
Impaired Loans [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	631
Valuation Technique(s)	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales
Range (Weighted Average)	4.8
Impaired Loans [Member] | Residential Real Estate Multi Family [Member] | Maximum [Member]
Range (Weighted Average)	15.0
Impaired Loans [Member] | Residential Real Estate Multi Family [Member] | Minimum [Member]
Range (Weighted Average)	5.9
Repossessed Assets [Member] | Residential Real Estate One To Four Family [Member]
Available-for-sale securities, Fair Value	648
Valuation Technique(s)	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales
Range (Weighted Average)	8.6
Repossessed Assets [Member] | Residential Real Estate One To Four Family [Member] | Maximum [Member]
Range (Weighted Average)	18.6
Repossessed Assets [Member] | Residential Real Estate One To Four Family [Member] | Minimum [Member]
Range (Weighted Average)	0.5
Repossessed Assets [Member] | Residential Real Estate Multi Family [Member]
Available-for-sale securities, Fair Value	$ 233
Valuation Technique(s)	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales
Range (Weighted Average)	20.8
Repossessed Assets [Member] | Residential Real Estate Multi Family [Member] | Maximum [Member]
Range (Weighted Average)	38.9
Repossessed Assets [Member] | Residential Real Estate Multi Family [Member] | Minimum [Member]
Range (Weighted Average)	20.2